Common Stock (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Aug. 31, 2022	Feb. 28, 2022
Offsetting Assets [Line Items]
Exercise Price	$ 2.13	$ 2.84
Number of warrants outstanding	5,324,429	1,846,168
Stock Option 1 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 2.00	$ 2.00
Number of warrants outstanding	288,500	288,500
Remaining contractual term	1 month 17 days	7 months 20 days
Warrant expiry date	Oct. 18, 2022	Oct. 18, 2022
Stock Option 2 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 3.00	$ 3.00
Number of warrants outstanding	50,000	50,000
Remaining contractual term	1 month 17 days	7 months 20 days
Warrant expiry date	Oct. 18, 2022	Oct. 18, 2022
Stock Option 3 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 3.00	$ 3.00
Number of warrants outstanding	1,507,668	1,507,668
Remaining contractual term	4 months 13 days	10 months 13 days
Warrant expiry date	Jan. 12, 2023	Jan. 12, 2023
Stock Option 4 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 1.75
Number of warrants outstanding	3,478,261
Remaining contractual term	5 years
Warrant expiry date	Aug. 08, 2027